Loans Principal, Interest and Financing Service Fee Receivables	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Loans principal, interest and financing service fee receivables
4	Loans principal, interest and financing service fee receivables

	Note	December 31, 2021	September 30, 2022
		RMB	RMB
Home equity loan:	(i)
Loans principal, interest and financing service fee receivables		9,412,717,366	9,259,642,529

Less: allowance for credit losses	(a)
- Individually assessed		(61,479,897)	(45,635,286)
- Collectively assessed		(914,370,954)	(965,307,764)

Subtotal		(975,850,851)	(1,010,943,050)

Net loans principal, interest and financing service fee receivables of home equity loan		8,436,866,515	8,248,699,479

Corporate loan:	(ii)
Loans principal, interest and financing service fee receivables		-	284,982,538

Less: allowance for credit losses		-	(6,136,295)

Net loans principal, interest and financing service fee receivables of corporate loan		-	278,846,243

Net loans principal, interest and financing service fee receivables		8,436,866,515	8,527,545,722

(i)	Home equity loan

(a)	Allowance for credit losses

The table below presents the components of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of September 30, 2021 and September 30, 2022.

	Nine months ended September 30, 2022
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	914,370,954	61,479,897	975,850,851
Provision for credit losses	39,674,709	173,064,064	212,738,773
Charge-offs(1)	(193,168,795)	(242,947,778)	(436,116,573)
Increase in guaranteed recoverable assets	204,430,896	25,223,738	229,654,634
Recoveries	-	28,815,365	28,815,365

As of September 30	965,307,764	45,635,286	1,010,943,050

Net loans principal, interest and financing service fee receivables	8,154,672,302	94,027,177	8,248,699,479

Recorded investment	9,119,980,066	139,662,463	9,259,642,529

	Nine months ended September 30, 2021
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	Subtotal	Subtotal	RMB
	RMB	RMB

As of January 1	535,967,177	71,998,321	607,965,498
Provision for credit losses	(116,550,594)	128,060,127	11,509,533
Charge-offs(1)	(1,198,134)	(243,302,896)	(244,501,030)
Increase in guaranteed recoverable assets	81,609,992	155,066,460	236,676,452
Recoveries	-	23,577,905	23,577,905

As of September 30	499,828,441	135,399,917	635,228,358

Net loans principal, interest and financing service fee receivables	9,758,829,979	251,002,604	10,009,832,583

Recorded investment	10,258,658,420	386,402,521	10,645,060,941

(1)	In 2020, the Group revised its charge-off policy so that loans that are 180 days past due are charged down to net realizable value (fair value of collateral, less estimated costs to sell) unless the loans are both well-secured and in the process of collection.

The Group charges off loans principal, interest and financing service fee receivables if the remaining balance is considered uncollectable. Recovery of loans principal, interest and financing service fee receivables previously charged off would be recorded when received.

For the description of the Group’s related accounting policies of allowance for credit losses, see Note 2(f) Loans.

The following tables present the aging of allowance for credit losses as of September 30, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	237,910,121	77,116,334	55,178,321	8,899,717	379,104,493
Second lien	413,700,563	101,187,722	79,975,921	36,735,569	631,599,775

Subtotal	651,610,684	178,304,056	135,154,242	45,635,286	1,010,704,268

The traditional facilitation model
First lien	5,703	-	149,955	-	155,658
Second lien	83,124	-	-	-	83,124

Subtotal	88,827	-	149,955	-	238,782

Allowance for credit losses	651,699,511	178,304,056	135,304,197	45,635,286	1,010,943,050

The following tables present the aging of allowance for credit losses as of December 31,2021.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	189,814,922	86,537,327	66,784,464	31,394,514	374,531,227
Second lien	340,800,002	124,542,266	80,395,050	26,996,820	572,734,138

Subtotal	530,614,924	211,079,593	147,179,514	58,391,334	947,265,365

The traditional facilitation model
First lien	5,618,913	3,503,613	4,980,213	1,574,208	15,676,947
Second lien	5,491,292	2,285,562	3,617,330	1,514,355	12,908,539

Subtotal	11,110,205	5,789,175	8,597,543	3,088,563	28,585,486

Allowance for credit losses	541,725,129	216,868,768	155,777,057	61,479,897	975,850,851

(b)	Loan delinquency and non-accrual details

The following tables present the aging of past-due loan principal and financing service fee receivables as of September 30, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	over 360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	3,031,554,612	276,591,737	190,294,075	16,290,631	6,932,328	5,243,293	18,862,267	3,545,768,943	47,328,519
Second lien	4,981,904,634	362,675,696	275,220,859	60,098,879	10,763,925	6,698,897	13,297,348	5,710,660,238	90,859,049

Subtotal	8,013,459,246	639,267,433	465,514,934	76,389,510	17,696,253	11,942,190	32,159,615	9,256,429,181	138,187,568

The traditional facilitation model
First lien	502,127	-	524,474	-	-	209,094	218,082	1,453,777	427,176
Second lien	711,852	-	-	-	-	-	1,047,719	1,759,571	1,047,719

Subtotal	1,213,979	-	524,474	-	-	209,094	1,265,801	3,213,348	1,474,895

Loans principal, interest and financing service fee receivables	8,014,673,225	639,267,433	466,039,408	76,389,510	17,696,253	12,151,284	33,425,416	9,259,642,529	139,662,463

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2021.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	over 360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,814,226,880	325,090,831	230,622,938	65,080,342	6,979,995	5,972,352	24,768,894	3,472,742,232	102,801,583
Second lien	5,030,913,080	467,836,400	276,784,712	52,043,750	7,455,656	6,468,134	17,308,803	5,858,810,535	83,276,343

Subtotal	7,845,139,960	792,927,231	507,407,650	117,124,092	14,435,651	12,440,486	42,077,697	9,331,552,767	186,077,926

The traditional facilitation model
First lien	20,814,948	6,532,393	8,334,398	4,887,949	285,023	122,845	653,689	41,631,245	5,949,506
Second lien	21,237,555	4,238,098	6,081,004	5,027,879	360,727	673,625	1,914,466	39,533,354	7,976,697

Subtotal	42,052,503	10,770,491	14,415,402	9,915,828	645,750	796,470	2,568,155	81,164,599	13,926,203

Loans principal, interest and financing service fee receivables	7,887,192,463	803,697,722	521,823,052	127,039,920	15,081,401	13,236,956	44,645,852	9,412,717,366	200,004,129

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past.

Any interest accrued on non-accrual loans is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.

(c)	Impaired loans

(1)	Impaired loans summary

	Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	43,112,851	47,755,694	13,977,803	33,777,892	8,899,717
Second lien	89,049,877	91,906,769	57,305,289	34,601,479	36,735,569

As of September 30, 2022	132,162,728	139,662,463	71,283,092	68,379,371	45,635,286

First lien	102,914,225	108,751,090	64,871,825	43,879,265	32,968,721
Second lien	88,073,367	91,253,039	50,995,087	40,257,952	28,511,176

As of December 31, 2021	190,987,592	200,004,129	115,866,912	84,137,217	61,479,897

Impaired loans are those loans where the Group, based on current information and events, believes it is probable all amounts due according to the contractual terms of the loan will not be collected. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement. Impaired loans without an allowance generally represent loans that the fair value of the underlying collateral meets or exceeds the loan’s amortized cost.

(2)	Average recorded investment in impaired loans

	Nine months ended September 30, 2021		Nine months ended September 30, 2022
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	209,780,721	40,805,772	64,281,802	59,959,073
Second lien	204,379,990	42,672,917	86,125,497	63,190,093

Impaired loans	414,160,711	83,478,689	150,407,299	123,149,166

(i)	Average recorded investment represents ending balance for the last three quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fees recognized related to impaired loans. All the amounts are recognized on cash basis.

No debt restructuring in which contractual terms of loans are modified, has occurred during the period from January 1 to September 30, 2021 and 2022.

The Group transferred loans with carrying amounts of RMB939,112,508 and RMB1,896,205,225 to third party investors, including sales partners, and recorded the transfers as sales for the period from January 1 to September 30, 2021 and 2022, respectively. The Group recognized net gain of RMB17,878,084 and RMB51,040,366 from transfers accounted for as sales of loans for the period from January 1 to September 30, 2021 and 2022, respectively.

The Group carries out pre-approval, review and credit approval of loans by professionals for credit risk arising from micro credit business. During the post-transaction monitoring process, the Group conducts a visit of customers regularly after disbursement of loans, and conducts on-site inspection when the Group considers it is necessary. The review focuses on the status of the collateral. The Group delegates sales partners to assist in the aforementioned credit risk assessment activities.

The Group adopts a loan risk classification approach to manage the loan portfolio risk. Loans are classified as non-impaired and impaired based on the different risk level. When one or more event demonstrates there is objective evidence of impairment and causes losses, corresponding loans are considered to be classified as impaired. The allowance for credit losses on impaired loans are determined with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) model.

The Group applies a series of criteria in determining the classification of loans. The loan classification criteria focus on a number of factors, including (i) the borrower’s ability to repay the loan; (ii) the borrower’s repayment history; (iii) the borrower’s willingness to repay; (iv) the net realizable value of any collateral; and (v) the prospect for the support from any financially responsible guarantor. The Group also takes into account the length of time for which payments of principal and interest on a loan are overdue.

(d)	Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loans transferred to held-for-sale category were RMB733,975,352 (including RMB24,696,075 measured at fair value) and RMB1,016,173,196 (including RMB11,694,198 measured at fair value) as of December 31, 2021 and September 30, 2022, respectively.

(ii)	Corporate loan

Corporate loan represents loans granted to businesses to assist its funding of operating costs and capital expenditures, which are not collateralized. Net loans principal, interest and financing service fee receivables of corporate loan were nil and RMB278,846,243 as of December 31, 2021 and September 30, 2022.